Payroll, staff and employee benefits obligations - Payroll and staff (Details) $ in Millions	12 Months Ended
	Dec. 31, 2020 USD ($) employee	Dec. 31, 2019 USD ($) employee	Dec. 31, 2018 USD ($) employee
Personnel expenses
Wages and salaries (including social charges) | $	$ 8,908	$ 8,922	$ 9,099
Group employees
TOTAL	105,476	107,776	104,460
France
Group employees
Management	14,016	13,848	13,484
Other	21,886	22,831	22,929
International
Group employees
Management	17,102	16,821	16,856
Other	52,472	54,276	51,191